Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Schedule Of Silzone Legal Accrual And Insurance Receivable

	December 31, 2011	January 1, 2011
Silzone legal accrual	$21,657	$24,032
Silzone insurance receivable	$14,975	$12,799